SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue by Major Product

The following table presents revenue by major products for years ended December 31, 2015 and 2014, respectively.

	For the years ended
	December 31, 2015	December 31, 2014

Cutlery	$55,242,100	$45,210,869
Straws	11,091,566	13,054,589
Cups and plates	20,937,771	22,699,966
Others	4,022,238	2,215,689
Total	$91,293,675	$83,181,113

Schedule of Revenue by Geographic Areas

The following table presents revenue by geographic areas for the years ended December 31, 2015 and 2014, respectively.

	For the years ended
	December 31, 2015	December 31, 2014
Revenue from United States	$85,144,942	$76,930,240
Revenue from Hong Kong and Mainland China	1,123,953	122,040
Revenue from other foreign countries	5,024,780	6,128,833
Total	$91,293,675	$83,181,113